Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments [Abstract]
Summary of derivative instruments

	2015	2014
Notional amount	$2,877	$3,811
Weighted average pay rate on interest-rate swaps	3.67%	4.06%
Weighted average receive rate on interest-rate swaps	0.39%	0.18%
Weighted average maturity (years)	4.0	4.3
Fair value of interest-rate swaps	$(213)	$(318)
Fair value of yield maintenance provisions	$213	$318